Revenue and other income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue from Operating Activities
Sale of goods	$ 1,842,909	$ 1,396,197	$ 1,001,077
Total Revenue from Operating Activities	1,842,909	1,396,197	1,001,077
Other Income
Other income	40	30,672	14,010
Interest income	1,238	8,386	12,165
R&D tax concession refund	1,849,123	1,575,315	1,512,840
Other Income from Non-Operating Activities	1,850,401	1,614,373	1,539,015
Total Revenue and Other Income	$ 3,693,310	$ 3,010,570	$ 2,540,092